Private Placement	1 Months Ended
Nov. 24, 2020
Private Placement
Private Placement

NOTE 4 — PRIVATE PLACEMENT

The Sponsor has agreed to purchase an aggregate of 600,000 Private Units (or 667,500 Private Units if the over-allotment option is exercised in full) at a price of $10.00 per Private Unit, for an aggregate purchase price of $6,000,000, or $6,675,000 if the over-allotment option is exercised in full, in a private placement that will occur simultaneously with the closing of the Proposed Public Offering. Each Private Unit will consist of one share of common stock (“Private Share”) and one warrant (“Private Warrant”). Each Private Warrant will entitle the holder to purchase one share of common stock at a price of $11.50 per full share, subject to adjustment (see Note 7). The proceeds from the Private Units will be added to the proceeds from the Proposed Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).